Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000205617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Acclivity Small Cap Value Fund
C000205616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Acclivity Small Cap Value Fund
C000107966
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic International Opportunity Fund
C000108013
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic International Opportunity Fund
C000107964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic U.S. Opportunity Fund
C000107965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic U.S. Opportunity Fund
Without Sales Load [Member] | C000205617
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	12.55%	12.63%
Without Sales Load [Member] | C000205616
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%	12.36%	12.47%
Without Sales Load [Member] | C000107966
Average Annual Return [Line Items]
Average Annual Return, Percent	26.95%	4.77%		7.21%
Without Sales Load [Member] | C000108013
Average Annual Return [Line Items]
Average Annual Return, Percent	26.62%	4.50%		6.94%
Without Sales Load [Member] | C000107964
Average Annual Return [Line Items]
Average Annual Return, Percent	16.27%	9.51%		11.04%
Without Sales Load [Member] | C000107965
Average Annual Return [Line Items]
Average Annual Return, Percent	15.98%	9.25%		10.77%
Morningstar US Small Cap Broad Value Extended TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap Broad Value Extended TR (USD)
Average Annual Return, Percent	10.48%	10.32%	11.13%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%	8.88%	10.09%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%	8.88%	10.09%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	17.29%
Morningstar US Small Cap Broad Value Extended TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap Broad Value Extended TR (USD)
Average Annual Return, Percent	10.48%	10.32%	11.13%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	17.29%